PROSPECTUS SUPPLEMENT -- January 4, 2002*

AXP Blue Chip Advantage Fund (March 30, 2001) S-6025-99 T (3/01)
AXP Bond Fund (October 30, 2001) S-6495-99 U (10/01)
AXP California Tax-Exempt Fund (August 29, 2001) S-6328-99 V (8/01)
AXP Cash Management Fund (September 28, 2001) S-6320-99 T (9/01)
AXP Discovery Fund (September 28, 2001) S-6457-99 T (9/01)
AXP Diversified Equity Income Fund (November 29, 2001) S-6475-99 U (11/01) AXP Equity Select Fund (January 29, 2001) S-6426-99 U (1/01)
AXP Equity Value Fund (May 30, 2001) S-6382-99 L (5/01)
AXP Extra Income Fund (July 30, 2001) S-6370-99 U (7/01)
AXP Federal Income Fund (July 30, 2001) S-6042-99 (7/01)
AXP Focus 20 Fund (May 30, 2001) S-6003-99 C (5/01)
AXP Growth Dimensions Fund (September 28, 2001) S-6004-99 D (9/01)
AXP Growth Fund (September 28, 2001) S-6455-99 V (9/01)
AXP High Yield Tax-Exempt Fund (January 29, 2001) S-6430-99 U (1/01)
AXP Insured Tax-Exempt Fund (August 29, 2001) S-6327-99 W (8/01)
AXP Intermediate Tax-Exempt Fund (January 29, 2001) S-6355-99 H (1/01)
AXP Managed Allocation Fund (November 29, 2001) S-6141-99 V (11/01)
AXP Massachusetts Tax-Exempt Fund (August 29, 2001) S-6328-99 V (8/01)
AXP Michigan Tax-Exempt Fund (August 29, 2001) S-6328-99 V (8/01)
AXP Minnesota Tax-Exempt Fund (August 29, 2001) S-6328-99 V (8/01)
AXP Mutual (November 29, 2001) S-6326-99 V (11/01)
AXP New Dimensions Fund (August 29, 2001) S-6440-99 U (8/01)
AXP New York Tax-Exempt Fund (August 29, 2001) S-6328-99 V (8/01)
AXP Ohio Tax-Exempt Fund (August 29, 2001) S-6328-99 V (8/01)
AXP Partners Fundamental Value Fund (June 15, 2001) S-6236-99 C (6/01)
AXP Partners Small Cap Value Fund (June 15, 2001) S-6239-99 C (6/01)
AXP Partners Value Fund (June 15, 2001) S-6238-99 C (6/01)
AXP Precious Metals Fund (May 30, 2001) S-6142-99 U (5/01)
AXP Progressive Fund (November 29, 2001) S-6449-99 V (11/01)
AXP Research Opportunities Fund (September 28, 2001) S-6356-99 J (9/01) AXP Selective Fund (July 30, 2001) S-6376-99 V (7/01)
AXP Small Cap Advantage Fund (May 30, 2001) S-6427-99 E (5/01)
AXP Small Cap Growth Fund (May 30, 2001) S-6301-99 C (5/01)
AXP Small Company Index Fund (March 30, 2001) S-6357-99 J (3/01)
AXP Stock Fund (November 29, 2001) S-6351-99 V (11/01)
AXP Strategy Aggressive Fund (May 30, 2001) S-6381-99 L (5/01)
AXP Tax-Exempt Bond Fund (January 29, 2001) S-6310-99 U (1/01)
AXP Tax-Free Money Fund (March 1, 2001) S-6433-99 T (3/01)
AXP Utilities Income Fund (August 29, 2001) S-6341-99 V (8/01)

For all funds except AXP Cash Management Fund and AXP Tax-Free Money Fund, the section "SALES CHARGES" will be revised as follows:

For Class A shares:

Sales charges do not apply to shareholders who have at least $1 million in American Express mutual funds. Until Dec. 31, 2002, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

The section "EXCHANGING/SELLING SHARES" will be revised as follows:

Four ways to receive payment when you sell shares

1 By regular or express mail:

o  Mailed to the address on record.
o  Payable to names listed on the account.
o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH):

o  Minimum redemption:  $100.
o  Funds are deposited electronically into your bank account.
o  No charge.
o Bank account must be in the same ownership as the American Express mutual fund account.
o  Allow two to five business days from request to deposit.
o  Pre-authorization  required.  For  instructions,   contact  your  financial
   advisor or AECSC.

3 By wire:

o  Minimum redemption: $1,000.
o  Funds are wired electronically into your bank account.
o  Applicable wire charges will vary depending on service provided.
o Bank account must be in the same ownership as the American Express mutual fund account.
o Allow one to two business days from request to deposit for domestic wires.
o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

4 By scheduled payout plan:

o  Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

For all funds except AXP Diversified Equity Income Fund, AXP Managed Allocation Fund, AXP Mutual, AXP Progressive Fund and AXP Stock Fund, add the following after the first paragraph:

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any exchange, limit the amount, modify or discontinue the exchange privilege or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.


S-6495-22 (1/02)
*Valid until next prospectus date

Destroy November 29, 2002